Technology and content expense (Tables)	12 Months Ended
Dec. 31, 2025
Technology and content expense
Schedule of technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Staff Costs	17,425	13,434	11,638
Technology license and maintenance expenses	24,103	24,081	25,388
Technology and content expense	41,528	37,515	37,026